UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: April 30

Date of reporting period: November 1, 2018 – January 31, 2019

Item 1.  Schedule of Investments.

MONONGAHELA ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2019

Shares	Security Description	Value
Common Stock - 91.4%
Communication Services - 1.7%
3,750	Meredith Corp.	$203,513

Consumer Discretionary - 12.5%
15,000	El Pollo Loco Holdings, Inc. (a)	247,350
2,500	Hasbro, Inc.	226,400
2,500	Tapestry, Inc.	96,775
5,000	Target Corp.	365,000
10,000	Williams-Sonoma, Inc.	544,300
		1,479,825
Consumer Staples - 14.7%
8,000	B&G Foods, Inc.	213,280
11,000	General Mills, Inc.	488,840
3,500	The Coca-Cola Co.	168,455
3,000	The Procter & Gamble Co.	289,410
5,000	United-Guardian, Inc.	99,550
5,000	Walgreens Boots Alliance, Inc.	361,300
2,500	Weis Markets, Inc.	121,300
		1,742,135
Energy - 2.9%
3,000	Apache Corp.	98,460
5,500	Schlumberger, Ltd.	243,155
		341,615
Financials - 9.2%
3,000	American Express Co.	308,100
2,500	AXA Equitable Holdings, Inc.	46,350
2,500	Brighthouse Financial, Inc. (a)	93,350
9,000	MetLife, Inc.	411,030
11,000	Old Republic International Corp.	221,650
		1,080,480
Health Care - 12.2%
3,500	Eli Lilly & Co.	419,510
4,000	Gilead Sciences, Inc.	280,040
4,500	Hologic, Inc. (a)	199,800
3,000	PerkinElmer, Inc.	271,500
1,000	Teleflex, Inc.	273,500
		1,444,350
Industrials - 14.4%
5,250	Emerson Electric Co.	343,717
6,500	Fortune Brands Home & Security, Inc.	294,450
4,000	Hubbell, Inc.	437,320
10,000	Mueller Water Products, Inc., Class A	98,800
25,000	Pitney Bowes, Inc.	180,250
4,000	The Gorman-Rupp Co.	138,200
2,000	United Parcel Service, Inc., Class B	210,800
		1,703,537
Materials - 2.8%
6,750	Bemis Co., Inc.	329,670

Technology - 19.3%
6,500	Badger Meter, Inc.	343,135
8,000	Corning, Inc.	266,080
1,500	F5 Networks, Inc. (a)	241,425
11,000	II-VI, Inc. (a)	417,560
1,000	International Business Machines Corp.	134,420
2,500	Lam Research Corp.	423,950
9,000	Seagate Technology PLC	398,520
500	Texas Instruments, Inc.	50,340
		2,275,430

Shares	Security Description	Value
Utilities - 1.7%
3,500	National Fuel Gas Co.	$200,550
Total Common Stock (Cost $9,787,447)		10,801,105
Money Market Fund - 7.3%
865,692	Dreyfus Treasury Prime Cash Management, Institutional Shares, 2.25% (b)
	(Cost $865,692)	865,692
Investments, at value - 98.7% (Cost $10,653,139)		$11,666,797
Other Assets & Liabilities, Net - 1.3%		153,455
Net Assets - 100.0%		$11,820,252

PLC	Public Limited Company

(a)	Non-income producing security.

(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of January 31, 2019.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$10,801,105
Level 2 - Other Significant Observable Inputs	865,692
Level 3 - Significant Unobservable Inputs	–
Total	$11,666,797

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

MONONGAHELA ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JANUARY 31, 2019

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended January 31, 2019.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
FORUM FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	February 25, 2019

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	February 25, 2019